Acquisitions and Divestitures (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Sep. 30, 2025
DreamBig Semiconductor, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price adjustments	$ 265.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Artisan foundation IP business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gains on disposal		$ 131.0	$ 131.0